OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

	As at December 31, 2019	As at December 31, 2018
Goods and services taxes recoverable[1]	$253	$271
Other investments	258	209
Notes receivable[2]	202	285
Norte Abierto JV partner receivable	134	143
Restricted cash[3]	162	121
Carlin prepaid royalty	115	—
Prepayments	30	37
Derivative assets	—	1
Other	153	168
	$1,307	$1,235

[1]	Includes VAT and fuel tax receivables of $70 million in Argentina, $128 million in Tanzania and $53 million in Chile (Dec. 31, 2018: $110 million, $111 million and $50 million, respectively).

[2]
Primarily represents the interest bearing promissory note due from NovaGold and the non-interest bearing shareholder loan due from the Jabal Sayid JV as a result of the divestment of 50 percent interest in Jabal Sayid.

[3]
Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.